Available-For-Sale Securities (Tables)	12 Months Ended
Sep. 30, 2014
Investments, Debt and Equity Securities [Abstract]
Interest-Bearing Investments in Available-for-Sale Securities

Available-for-sale securities consist of the following interest-bearing investments:

	As of September 30, 2014
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Money market funds	$649,745	$—	$—	$649,745
U.S. government treasuries	118,652	88	32	118,708
Corporate bonds	102,387	152	119	102,420
U.S. agency securities	41,658	—	9	41,649
Asset backed obligations	29,160	—	65	29,095
Commercial paper and certificates of deposit	28,509	—	—	28,509
Supranational and sovereign debt	5,804	—	5	5,799
Government-guaranteed debt	1,185	2	—	1,187
Mortgages	569	—	42	527

Total(1)	$977,669	$242	$272	$977,639

(1)	Available-for-sale securities with maturities longer than 90 days from the date of acquisition were classified as short term interest-bearing investments and available-for-sale securities with maturities of 90 days or less from the date of acquisition were included in cash and cash equivalents on the Company’s balance sheet. As of September 30, 2014, $321,196 of securities were classified as short term interest-bearing investments and $656,443 of securities were classified as cash and cash equivalents.

	As of September 30, 2013
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Money market funds	$565,216	$—	$—	$565,216
U.S. government treasuries	198,031	133	—	198,164
Corporate bonds	81,599	223	95	81,727
U.S. agency securities	25,529	—	—	25,529
Commercial paper and certificates of deposit	10,090	—	—	10,090
Supranational and sovereign debt	6,318	—	7	6,311
Government-guaranteed debt	6,766	80	—	6,846
Mortgages	958	—	79	879

Total(2)	$894,507	$436	$181	$894,762

(2)	As of September 30, 2013, $312,188 of securities were classified as short term interest-bearing investments and $582,574 of securities were classified as cash and cash equivalents.

Available-for-Sale Securities Debt Maturities Market Value

As of September 30, 2014, the Company’s available-for-sale securities had the following maturity dates:

Market Value
Due within one year	$746,357
1 to 2 years	121,335
2 to 3 years	90,136
3 to 4 years	8,317
Thereafter	11,494

$977,639